Other non-current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	Other non-current assets
Other non-current assets comprise:

(€ million)	2025	2024	2023
Equity instruments at fair value through other comprehensive income (D.7.1.)	2,200	1,559	1,088
Debt instruments at fair value through other comprehensive income (D.7.2.)	389	357	346
Other financial assets at fair value through profit or loss (D.7.3.)	1,004	1,027	808
Pre-funded pension obligations (Note D.19.1.)	194	156	271
Long-term prepaid expenses	175	152	114
Long-term loans and advances and other non-current receivables(a)	393	502	591
Derivative financial instruments (Note D.20.)	9	—	—
Total	4,364	3,753	3,218
(a)As of December 31, 2025, this line includes:
–a loan of €150 million to the BioAtrium joint venture which matures on December 1, 2031, of which €156 million was recognized in "Other current assets" as of December 31, 2022;
–a receivable under a sub-lease amounting to €82 million (€116 million before discounting), versus €116 million (or €153 million before discounting) as of
December 31, 2024.
D.7.1. Equity instruments at fair value through other comprehensive income
Quoted equity instruments
The line “Equity instruments at fair value through other comprehensive income” includes equity investments quoted in an active market with a carrying amount of €869 million as of December 31, 2025, €467 million as of December 31, 2024 and €470 million as of December 31, 2023.
The movement in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category in the year ended December 31, 2025 was mainly due to increases in the stock prices of quoted equity investments, primarily an increase in the stock price of Innovent Biologics for €216 million.
The main changes during previous years in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category are described below:
•in 2024: the movement in quoted equity investments included in the “Equity instruments at fair value through other comprehensive income” was mainly due to Sanofi taking a non-controlling equity interest in Novavax in May 2024;
•in 2023: there were no material movements in quoted equity investments during the year ended December 31, 2023.
A 10% decline in stock prices of the quoted equity investments included within “Equity instruments at fair value through other comprehensive income” would have had a pre-tax impact of €87 million on Other comprehensive income as of December 31, 2025.
Unquoted equity instruments
The line item “Equity instruments at fair value through other comprehensive income” also includes equity investments not quoted in an active market with a carrying amount of €1,331 million as of December 31, 2025, €1,092 million as of December 31, 2024 and €618 million as of December 31, 2023.
The change in unquoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category during the year ended December 31, 2025 was mainly due various equity stakes acquired through the Sanofi
Ventures fund. It also includes the following items:
•an investment of €300 million relating to an equity interest of approximately 16% in Orano Med Theranostics, a new entity focused on the discovery, design, and clinical development of next-generation radioligand therapies (RLTs) based on lead-212
(212Pb) alpha-emitting isotopes. The fair value of this investment as of December 31, 2025 was €60 million, and the fair value adjustment of €240 million) was recognized through Other comprehensive income; and
The change in unquoted equity investments included in the “Equity instruments at fair value through other comprehensive income” category during the year ended December 31, 2024 was mainly due to an investment in EUROAPI in the form of a perpetual subordinated hybrid bond, the value of which was €200 million at inception date and €143 million as of December 31,
2025 (versus €189 million as of December 31, 2024), plus various equity stakes acquired through the Sanofi Ventures fund.
In addition, commitments relating to equity investments classified in this asset category amounted to €110 million as of December
31, 2025 (versus €360 million as of December 31, 2024 and €65 million as of December 31, 2023).
D.7.2. Debt instruments at fair value through other comprehensive income
The “Debt instruments at fair value through other comprehensive income” category includes quoted euro-denominated senior bonds amounting to €389 million as of December 31, 2025, including €90 million of securities obtained in exchange for financial assets held to meet obligations to employees under post-employment benefit plans.
Sanofi held €357 million of quoted senior bonds as of December 31, 2024 and €346 million as of December 31, 2023.
As regards debt instruments held to meet obligations to employees under post-employment benefit plans, an increase of 10 basis points in market interest rates as of December 31, 2025 would have had a pre-tax impact of €1 million on Other comprehensive income.
As regards other quoted debt instruments, an increase of 10 basis points in market interest rates as of December 31, 2025 would have had a pre-tax impact of €1 million on Other comprehensive income.
Other comprehensive income recognized in respect of “Equity instruments at fair value through other comprehensive income”
and “Debt instruments at fair value through other comprehensive income” represented unrealized after-tax gains of €415 million for the year ended December 31, 2025, versus unrealized after-tax gains of €342 million for the year ended December 31, 2024 and of €349 million for the year ended December 31, 2023.
An analysis of the change in gains and losses recognized in Other comprehensive income, and of items reclassified to profit or loss, is presented in Note D.15.7.
D.7.3. Other financial assets at fair value through profit or loss
The “Other financial assets at fair value through profit or loss” category mainly includes:
•a portfolio of financial investments (amounting to €688 million as of December 31, 2025) held to fund a deferred compensation plan provided to certain employees (versus €688 million as of December 31, 2024 and €572 million as of December 31, 2023);
•unquoted securities not meeting the definition of equity instruments amounting to €230 million as of December 31, 2025
(versus €165 million as of December 31, 2024 and €132 million as of December 31, 2023). In addition, commitments relating to unquoted securities classified in this asset category amount to €205 million as of December 31, 2025 (compared to €168 million as of December 31, 2024); and
•contingent consideration receivable by Sanofi, amounting to €86 million as of December 31, 2025 (versus €174 million as of
December 31, 2024), recorded entirely as a non-current asset and including contingent consideration receivable recognized following the sale of Enjaymo (see note D.1) based on the probability of achieving certain levels of future sales and discounted.
If the discount rate were to increase by one percentage point, the fair value of the Enjaymo contingent consideration would decrease by approximately 6%. Changes in the fair value of this contingent consideration are recognized within the income statement line item Fair value remeasurement of contingent consideration (see note B.18.); and
•up to December 31, 2023, contingent consideration receivable by Sanofi following the dissolution of the Sanofi Pasteur MSD
(SPMSD) joint venture, based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD (see Note D.12.).